Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Eldridge AAA CLO ETF
(formerly the Panagram AAA CLO ETF)
Listed on NYSE Arca, Inc.: CLOX

Eldridge BBB-B CLO ETF
(formerly the Panagram BBB-B CLO ETF)
Listed on NYSE Arca, Inc.: CLOZ

Each a Series of Series Portfolios Trust (each, a “Fund and together, the “Funds”)

July 31, 2026

Supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) dated January 1, 2026

This supplement makes the following amendments to disclosures in the Funds’ Summary Prospectus and Prospectus.

Effective July 31, 2026, Mr. Tony Minella, will no longer serve as the portfolio manager for the Eldridge AAA CLO ETF and the Eldridge BBB-B CLO ETF. Accordingly, all references to Mr. Minella as a portfolio manager in the Funds Summary Prospectus, Prospectus, and Statement of Additional Information are hereby removed. In addition, and also effective July 31, 2026, Mr. Ross Burnaman has been added as a co-portfolio manager for each of the Funds.

The following disclosures are hereby revised to reflect the addition of Mr. Ross Burnaman as portfolio manager:

Summary Prospectus

Portfolio Managers

The disclosure in the section “Management - Portfolio Managers” in each Fund’s Summary Prospectus and summary section of the Prospectus is hereby revised to reflect the following:

Mr. Tarek Barbar, Mr. Andrew Ward and Mr. Ross Burnaman are the portfolio managers jointly responsible for the day-to-day management of the Fund. Messrs. Barbar and Ward have each managed the Fund since November 2024, and Mr. Burnaman has managed the Fund since July, 2026.

Prospectus

The disclosure in the section “Management of the Funds - Portfolio Managers” in the Statutory Prospectus is hereby revised to reflect the following:

Portfolio Managers
Tarek Barbar, Andrew Ward and Ross Burnaman are the portfolio managers jointly responsible for the day-to-day management of the Funds.

Ross Burnaman, Portfolio Manager
Mr. Burnaman is a Porfolio Manager at Eldridge Structured Credit Advisers. Prior to Eldridge, Mr. Burnaman was an Associate on the Asset-Based Finance team at Security Benefit where he was responsible for underwriting, structuring, and portfolio management of collateralized loan obligations, esoteric asset-backed securities, and other forms of secured lending. Mr. Burnaman joined Security Benefit in 2021. Prior to joining Security Benefit, Mr. Burnaman was an Investment Banking Associate in the Financial Institutions Group at Société Générale, where he covered US-based insurance companies for investment banking and capital markets solutions. Mr. Burnaman joined Société Générale in 2017. Mr. Burnaman received his B.B.A with a concentration in Finance from the George Washington University School of Business.

Statement of Additional Information

The disclosure in the section “The Funds’ Investment Advisers - Portfolio Managers” is hereby revised to reflect the following:

Portfolio Managers

Tarek Barbar, Andrew Ward and Ross Burnaman are the portfolio managers jointly responsible for the day-to-day management of the Funds. Information regarding other accounts managed by Mr. Barbar and Mr. Ward as of August 31, 2025 and other accounts managed by Mr. Burnaman as of December 31, 2025, is set forth below.

Ross Burnaman

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$108 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$9.4 billion	0	$0

Ownership of Shares of the Funds

The following tables set forth the dollar range of securities of the Fund beneficially owned by the portfolio manager as of August 31, 2025.

Eldridge AAA CLO ETF

Portfolio Manager	Dollar Range of Securities in the Fund Beneficially Owned
Tarek Barbar	None
Andrew Ward	$50,001 - $100,000
Ross Burnaman*	None
*As of February 28, 2026

Eldridge BBB-B CLO ETF

Portfolio Manager	Dollar Range of Securities in the Fund Beneficially Owned
Tarek Barbar	$50,001 - $100,000
Andrew Ward	$50,001 - $100,000
Ross Burnaman*	$10,001 - $50,000
*As of February 28, 2026

* * * * *

This supplement should be retained with your Summary Prospectus,
Prospectus and SAI for future reference.